Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

Note 17. Share-Based Compensation

We have awards outstanding under four share-based compensation plans: the Chrysler Group LLC Restricted Stock Unit Plan (“RSU Plan”), the Amended and Restated Chrysler Group LLC Directors’ Restricted Stock Unit Plan, (“Directors’ RSU Plan”), the Chrysler Group LLC Deferred Phantom Share Plan (“DPS Plan”) and the Chrysler Group LLC 2012 Long Term Incentive Plan (“2012 LTIP Plan”).

The fair value of each unit issued under the plans is based on the fair value of our membership interests. Each unit represents a “Chrysler Group Unit,” which is equal to 1/600th of the value of a Class A Membership Interest. Since there is no publicly observable trading price for our membership interests, fair value was determined using a discounted cash flow methodology. This approach, which is based on projected cash flows, is used to estimate our enterprise value. The fair value of our outstanding interest bearing debt as of the measurement date is deducted from our enterprise value to arrive at the fair value of equity. This amount is then divided by the total number of Chrysler Group Units, as determined above, to estimate the fair value of a single Chrysler Group Unit.

The significant assumptions used in the contemporaneous calculation of fair value at each issuance date and for each period included the following:

•	Four years of annual projections prepared by management that reflect the estimated after-tax cash flows a market participant would expect to generate from operating the business;

•	A terminal value which was determined using a growth model that applied a 2.0 percent long-term growth rate to our projected after-tax cash flows beyond the four year window. The long-term growth rate was based on our internal projections, as well as industry growth prospects;

•	An estimated after-tax weighted average cost of capital ranging from 16.0 percent to 16.5 percent in both 2013 and 2012, and 14.4 percent to 16.5 percent in 2011; and

•	Projected worldwide factory shipments ranging from approximately 2.4 million vehicles in 2012 to approximately 3.3 million vehicles in 2017.

In 2011, the implied fair value of the Company, resulting from the transactions through which Fiat acquired beneficial ownership of the membership interests previously held by the U.S. Treasury and Canadian Government, was used to corroborate the values determined using the discounted cash flow methodology. There were no such transactions during 2012 and 2013. On January 21, 2014, Fiat acquired the VEBA Trust’s remaining membership interest in Chrysler Group. Refer to Note 25, Subsequent Events, for additional information. The implied fair value of the Company resulting from this transaction, along with certain other factors, was used to corroborate the fair value determined at December 31, 2013 using our discounted cash flow methodology.

Based on the discounted cash flow methodology, the per unit fair value of a Chrysler Group Unit, calculated based on the Chrysler Group Units of 980 million, was $10.47, $9.00 and $7.63 at December 31, 2013, 2012 and 2011, respectively. All per unit fair values include a discount for lack of marketability of 10 percent.

As of December 31, 2013, 29,400,000 units are authorized to be granted for the RSU Plan, Director RSU Plan and 2012 LTIP Plan. There is no limit on the number of Phantom Shares authorized under the DPS Plan. Upon adoption of the 2012 LTIP Plan, we agreed to cease making further grants under the RSU Plan and DPS Plan. The plans are described in more detail below.

Anti-Dilution Adjustment

The documents governing our share-based compensation plans contain anti-dilution provisions which provide for an adjustment to the number of Chrysler Group Units granted under the plans in order to preserve, or alternatively prevent the enlargement of, the benefits intended to be made available to the holders of the awards should an event occur that impacts our capital structure.

As of December 31, 2013, there are no Class B Membership Interests issued and outstanding. The method by which the Class B Membership Interests were converted into Class A Membership Interests required that the Class B Membership Interests represent a portion of the total Class A Membership Interests equal to the aggregate Class B Membership Interests immediately prior to such conversion.

The calculated number of Chrysler Group Units was originally determined by converting the Class B Membership Interests into Class A Membership Interests assuming they represented a 20 percent aggregate ownership interest in the Company. The following details the original conversion calculation:

Membership Interests	Authorized, issued and outstanding as of June 10, 2009 (prior to conversion)	Percentage Ownership Interest as of June 10, 2009 (prior to conversion)	Calculated authorized, issued and outstanding (post conversion)
Class A	800,000	80%	1,000,000 (1)
Class B	200,000	20%	—

Total Class A Membership Interests			1,000,000

Total Chrysler Group Units (Class A * 600)			600,000,000

(1)	800,000 / 80% = 1,000,000

During 2011, we achieved two of the Class B Events described in our governance documents and Fiat exercised its incremental equity call option. In each case, Fiat’s ownership interest in the Company increased through the dilution of the outstanding Class A Membership Interests and consequently, the value of a Chrysler Group Unit. Refer to Note 19, Other Transactions with Related Parties, for additional information regarding these events. In addition, in July 2011 Fiat acquired all of the Class A Membership Interests in the Company previously held by the U.S. Treasury and the Canadian Government. This did not impact the anti-dilution adjustment calculation. Therefore, in September 2011, and in accordance with the terms of our share-based compensation plans, the number of Chrysler Group Units authorized and granted was adjusted to preserve the economic value of the awards previously granted in order to offset the dilutive effect of changes in Fiat’s ownership interests. At the time the adjustment was made, the Class B Membership Interests represented a 30 percent aggregate ownership interest in the Company. However, we determined that it would be appropriate to convert the Class B Membership Interests into Class A Membership Interests assuming they represented a 35 percent aggregate ownership interest in the Company, which took into consideration our achievement of the third and final Class B Event, which occurred in January 2012. While the third and final Class B Event had not yet been achieved at the time the adjustment was made, we determined that it was probable that it would be achieved in the near term, and that upon achievement, it would further dilute the outstanding Class A Membership Interests.

The following details the effect of these changes on the calculation of the total number of Chrysler Group Units:

Membership Interests	Authorized, issued and outstanding as of August 31, 2011 (prior to conversion)	Percentage Ownership Interest as of August 31, 2011 (prior to conversion)	Calculated authorized, issued and outstanding (post conversion)
Class A	1,061,225	65%	1,632,654 (1)
Class B	200,000	35%	—

Total Class A Membership Interests			1,632,654

Total Chrysler Group Units (Class A * 600)			979,592,400

(1)	1,061,225 / 65% = 1,632,654

No other changes to any of the other terms of the awards issued under our share-based compensation plans were made in 2011. Further, as the value of the awards immediately prior to and after the adjustment was unchanged, no additional compensation expense was recognized as a result of this modification during 2011.

There were no further capital structure changes in 2013 and 2012 that required an anti-dilution adjustment.

2012 Long Term Incentive Plan

In February 2012, the Compensation and Leadership Development Committee (“Compensation Committee”) approved the 2012 LTIP Plan that covers our senior executives, other than our Chief Executive Officer. The 2012 LTIP Plan is designed to retain talented professionals and reward their performance through annual grants of phantom equity in the form of restricted share units (“LTIP RSUs”), and performance share units (“LTIP PSUs”). LTIP RSUs may be granted annually, while LTIP PSUs are generally granted at the beginning of a three-year performance period. In addition, under the terms of the plan, the Compensation Committee has authority to grant additional LTIP PSU awards during the three-year performance period. The LTIP RSUs will vest over three years in one-third increments on the anniversary of their grant date, while the LTIP PSUs will vest at the end of the three-year performance period only if we meet or exceed certain three-year cumulative financial performance targets, which are consistent with those used in our incentive compensation calculations for our non-represented employees. Concurrent with the adoption of the 2012 LTIP Plan, the Compensation Committee established financial performance targets for the three-year performance period, ending December 31, 2014. If we do not fully achieve these targets, the LTIP PSUs will be deemed forfeited. LTIP RSUs and LTIP PSUs represent a contractual right to receive a payment in an amount equal to the fair value of one Chrysler Group Unit, as defined above.

Once vested, LTIP RSUs and LTIP PSUs will be settled in cash or, in the event we complete an initial public offering (“IPO”) of equity securities, the Compensation Committee has the discretion to settle the awards in cash or shares of Chrysler Group’s publicly traded stock. Settlement will be made as soon as practicable after vesting, but in any case no later than March 15th of the year following vesting. Vesting of the LTIP RSUs and LTIP PSUs may be accelerated in certain circumstances, including upon the participant’s death, disability or in the event of a change of control.

During the year ended December 31, 2013, we granted 587,091 LTIP PSUs and 1,628,822 LTIP RSUs under our 2012 LTIP Plan. During the year ended December 31, 2012, we granted 8,450,275 LTIP PSUs and 1,835,833 LTIP RSUs under the plan. These liability-classified awards are included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets.

During the years ended December 31, 2013 and 2012, compensation expense of approximately $48 million and $31 million, respectively, was recognized for the 2012 LTIP Plan. The corresponding tax benefit in all periods was insignificant. Total unrecognized compensation expense at December 31, 2013 was approximately $44 million. Expense will be recognized over the remaining service periods based upon our assessment of the performance conditions being achieved. Payments under this plan were approximately $5 million during the year ended December 31, 2013. Payments made during the year ended December 31, 2012, in respect of these awards were not material.

The following summarizes the activity related to the 2012 LTIP Plan awards issued to our employees:

	Year Ended December 31, 2013
	LTIP RSU	Weighted Average Grant Date Fair Value	LTIP PSU	Weighted Average Grant Date Fair Value
Non-vested at beginning of period	1,805,123	7.63	8,419,684	7.63
Granted	1,628,822	9.00	587,091	9.33
Vested	(615,315)	7.65	—	—
Forfeited	(120,423)	8.22	(589,264)	7.64

Non-vested at end of period	2,698,207	8.43	8,417,511	7.75

	Year Ended December 31, 2012
	LTIP RSU	Weighted Average Grant Date Fair Value	LTIP PSU	Weighted Average Grant Date Fair Value
Non-vested at beginning of period	—	—	—	—
Granted	1,835,833	7.63	8,450,275	7.63
Vested	(20,123)	7.63	—	—
Forfeited	(10,587)	7.63	(30,591)	7.63

Non-vested at end of period	1,805,123	7.63	8,419,684	7.63

Restricted Stock Unit Plans

RSU Plan

There were no awards issued under our RSU Plan during 2013. During the years ended December 31, 2012 and 2011, 1,266,267 RSUs and 2,749,696 RSUs, respectively, were granted under this plan. RSUs represent a contractual right to receive a payment in an amount equal to the fair value of one Chrysler Group Unit, as defined above.

Originally, RSUs granted to employees in 2009 and 2010 vested in two tranches. In the first tranche, representing 25 percent of the RSUs, vesting occurred if the participant was continuously employed through the third anniversary of the grant date, and the Modified Earnings Before Interest, Taxes, Depreciation and Amortization (“Modified EBITDA”) threshold for 2010 was achieved. The 2010 Modified EBITDA target was achieved. In the second tranche, representing 75 percent of the RSUs, vesting occurred at the later of (i) the participant’s continuous employment through the third anniversary of the grant date and (ii) the date that we complete an IPO. Settlement of the 2009 and 2010 awards was initially contingent upon our repayment of a minimum of 25 percent of our outstanding U.S. Treasury debt obligations, which were fully repaid in May 2011.

In September 2012, our Compensation Committee approved a modification to the second tranche of RSUs. The modification removed the performance condition requiring an IPO to occur prior to the award vesting. Prior to this modification, the second tranche of the 2009 and 2010 RSUs were equity-classified awards. In connection with the modification of these awards, we determined that it was no longer probable that the awards would be settled with company stock. In September 2012, we reclassified the second tranche of the 2009 and 2010 RSUs from equity-classified awards to liability-classified awards. As a result of this modification, additional compensation expense of $16 million was recognized during 2012.

For RSUs granted to employees in 2011 and 2012, vesting occurs if the participant is continuously employed through the third anniversary of the grant date.

As of December 31, 2013, all RSUs are included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets. The settlement of these awards will be in cash. However, if the Company were to complete an IPO, the awards may be settled in company stock and would then be accounted for as a modification from a liability-classified award to an equity-classified award.

Directors’ RSU Plan

In April 2012, the Compensation Committee amended and restated the Chrysler Group LLC 2009 Directors’ Restricted Stock Unit Plan to allow grants having a one year vesting term to be granted on an annual basis. Director RSUs are granted to our non-employee members of our Board of Directors. Prior to the change, Director RSUs were granted at the beginning of a three-year performance period and vested in three equal tranches on the first, second, and third anniversary of the date of grant, subject to the participant remaining a member of our Board of Directors on each vesting date.

During the years ended December 31, 2013, 2012 and 2011, we granted 161,290 RSUs, 200,256 RSUs and 50,140 RSUs under our Directors’ RSU Plan, respectively. Awards issued and outstanding under this plan as of December 31, 2013 will vest in June 2014. These liability-classified awards are included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets. Settlement of the awards will be made within 60 days of the director’s cessation of service on our Board and will be paid in cash. However, if we were to complete an IPO, the awards may be settled in stock and would then be accounted for as a modification from a liability-classified award to an equity-classified award.

During the years ended December 31, 2013, 2012 and 2011, compensation expense of $19 million, $36 million and $18 million, respectively was recognized in total for both of the RSU plans. Compensation expense for the year ended December 31, 2012, includes the additional expense recognized in connection with the modification that occurred in September 2012. The corresponding tax benefit in all periods was insignificant. Total unrecognized compensation expense at December 31, 2013 for both of the RSU plans was $5 million and will be recognized over the remaining service periods. Payments under these plans were $27 million, $4 million and $6 million during the years ended December 31, 2013, 2012 and 2011, respectively.

The following summarizes the activity related to RSUs issued to our employees and non-employee directors:

	Years Ended December 31,
	2013		2012		2011
	Restricted Stock Units	Weighted Average Grant Date Fair Value	Restricted Stock Units	Weighted Average Grant Date Fair Value	Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested at beginning of period	4,735,442	$5.73	5,952,331	$3.25	5,220,692	$1.20
Granted	161,290	9.92	1,466,523	7.68	2,799,836	5.76
Vested	(977,573)	3.46	(2,586,060)	1.22	(1,331,943)	1.20
Forfeited	(225,403)	6.96	(97,352)	6.14	(736,254)	1.99

Non-vested at end of period	3,693,756	6.49	4,735,442	5.73	5,952,331	3.25

Deferred Phantom Shares Plan

Under the DPS Plan, phantom shares of the Company (“Phantom Shares”) were granted to certain key employees and to our Chief Executive Officer for his service as a member of our Board of Directors and vested immediately on the grant date and will be settled in cash. The Phantom Shares are redeemable in three equal annual installments. Phantom Shares represent a contractual right to receive a payment in an amount equal to the fair value of one Chrysler Group Unit, as defined above. During the years ended December 31, 2013, 2012 and 2011, compensation expense of $1 million, $3 million and $18 million, respectively, was recognized for the DPS Plan. The corresponding tax benefit was insignificant in all periods. During the years ended December 31, 2013 and 2012, payments of $12 million and $27 million, respectively, were made under this plan. No payments were made during the year ended December 31, 2011.

These liability-classified awards are included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets.

The following summarizes the activity related to the Phantom Shares issued:

	Years Ended December 31,
	2013		2012		2011
	Deferred Phantom Shares	Weighted Average Grant Date Fair Value	Deferred Phantom Shares	Weighted Average Grant Date Fair Value	Deferred Phantom Shares	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	1,508,785	$3.54	4,944,476	$2.37	3,988,292	$1.44
Granted and vested	—	—	—	—	956,184	6.23
Settled	(1,190,054)	2.82	(3,435,691)	1.85	—	—

Outstanding at end of period	318,731	6.22	1,508,785	3.54	4,944,476	2.37